SUPPLEMENTAL EXPENSE INFORMATION	12 Months Ended
Mar. 31, 2011
SUPPLEMENTAL EXPENSE INFORMATION

17. SUPPLEMENTAL EXPENSE INFORMATION

Supplemental expense information is as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Research and development expenses	¥65,932	¥49,911	¥49,474
Advertising expenses	9,655	7,346	7,583
Shipping and handling cost included in selling, general and administrative expenses	16,411	14,140	16,883

During the year ended March 31, 2009, Kyocera recorded ¥8,314 million of gains on sales of property, plant and equipment, net which includes gains on sales of certain properties in Japan and overseas. Such gains were included as deductions of selling, general and administrative expenses.